Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Schedule of financial instruments

Financial assets	Assets at FVPL	Assets at amortized cost	Total
December 31, 2022
Financial investments	36,103	386,543	422,646
Trade receivables	—	856,887	856,887
Related parties	—	3,956	3,956
Investments and interests in other entities	11,214	—	11,214
Other assets (Instituto Arco)	—	1,526	1,526
	47,317	1,248,912	1,296,229

Financial assets	Assets at FVPL	Assets at amortized cost	Total
December 31, 2021
Financial investments	—	1,014,056	1,014,056
Trade receivables	—	593,263	593,263
Derivative financial assets	861	—	861
Related parties	—	11,390	11,390
Investments and interests in other entities	9,803	—	9,803
Other assets (Instituto Arco)	—	1,373	1,373
	10,664	1,620,082	1,630,746

	Liabilities at	Liabilities at
Financial liabilities	FVPL	amortized cost	Total
December 31, 2022
Trade payables	—	182,748	182,748
Derivative financial liabilities	113,847	—	113,847
Accounts payable to selling shareholders (a)	687,849	703,354	1,391,203
Leases liabilities	—	76,905	76,905
Loans and financing	—	1,936,829	1,936,829
	801,695	2,899,836	3,701,531
December 31, 2021
Trade payables	—	103,292	103,292
Derivative financial liabilities	223,561	—	223,561
Accounts payable to selling shareholders (a)	867,264	801,522	1,668,786
Leases liabilities	—	43,118	43,118
Loans and financing	—	1,831,327	1,831,327
	1,090,825	2,779,259	3,870,084
(a)	The Company measures at fair value through profit or loss the contingent consideration arising from business combinations in accordance with IFRS 3.

Summary of fair value hierarchy of financial assets and liabilities

	Hierarchy	2022	2021
Financial assets
Financial investments	Level 2	36,103	—
Derivative financial assets	Level 2	—	861
Investments at fair value	Level 1	11,214	9,803

Financial liabilities
Derivative financial liabilities - Swap	Level 2	8,192	—
Derivative financial liabilities - Put option	Level 3	105,654	223,561
Accounts payable to selling shareholders	Level 3	687,849	867,264

Summary of fair value measurements using significant unobservable inputs (level 3)

	Financial instruments	Financial instruments	Accounts payable to
Recurring fair value measurements	assets	liabilities	selling shareholders
Balance as of December 31, 2019	35,946	(33,940)	(328,668)
Acquisitions	—	—	(478,209)
Payment	—	—	9,520
Changes in accounts payable to selling shareholders	—	—	(20,314)
Interest expense	—	—	(43,714)
Gains (loss) recognized in statement of income or loss	(35,946)	33,940	—
Balance as of December 31, 2020	—	—	(861,385)
Acquisitions	—	—	(33,411)
Derivative liabilities	—	(185,409)	—
Payment	—	—	119,950
Changes in accounts payable to selling shareholders	—	—	(87,706)
Changes in fair value of derivatives	—	(38,152)	—
Interest expense	—	—	(71,664)
Finalization of price allocation (Note 14.b)	—	—	66,952
Balance as of December 31, 2021	—	(223,561)	(867,264)
Payment	—	—	227,231
Changes in accounts payable to selling shareholders	—	—	568
Changes in fair value of derivatives	—	117,907	—
Interest expense	—	—	(48,384)
Balance as of December 31, 2022	—	(105,654)	(687,849)